UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05495

Name of Fund: BlackRock High Income Shares (HIS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock High Income Shares, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock High Income Shares (HIS)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks		Shares	Value

Auto Components - 0.1%	Lear Corp. (a)		1,809	$113,924

Building Products - 0.6%	Masonite Worldwide Holdings (a)		18,248	638,680

	Total Common Stocks (Cost - $1,042,780) - 0.7%			752,604

	Corporate Bonds		Par (000)

Aerospace & Defense - 0.1%	L-3 Communications Corp., 5.88%, 1/15/15	USD	140	137,200

Airlines - 1.7%	American Airlines, Inc., 10.50%, 10/15/12 (b)		300	303,000
	American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		160	159,200
	Continental Airlines, Inc., Series 2003-RJ, 7.88%, 1/02/20		228	184,567
	Delta Air Lines, Inc., 9.50%, 9/15/14 (b)		60	60,900
	Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		300	300,000
	United Air Lines, Inc., 12.75%, 7/15/12		850	864,875

				1,872,542

Auto Components - 1.6%	Allison Transmission, Inc., 11.00%, 11/01/15 (b)		155	160,425
	Delphi International Holdings Unsecured, 12.00%, 10/06/14		4	3,799
	The Goodyear Tire & Rubber Co., 7.86%, 8/15/11		690	707,250
	The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		392	401,310
	Stanadyne Corp., Series 1, 10.00%, 8/15/14		525	462,000

				1,734,784

Automobiles - 1.2%	Ford Capital BV, 9.50%, 6/01/10		1,330	1,373,225

Biotechnology - 0.6%	Gilead Sciences, Inc., 0.63%, 5/01/13 (c)		240	308,100
	QHP Pharma, 10.25%, 3/15/15		330	333,772

				641,872

Building Products - 1.0%	Associated Materials LLC, 9.88%, 11/15/16 (b)		210	219,450
	CPG International I, Inc., 10.50%, 7/01/13		540	490,050
	Ply Gem Industries, Inc., 11.75%, 6/15/13		400	382,000

				1,091,500

Capital Markets - 0.2%	E*Trade Financial Corp., Series A, 2.77%, 8/31/19 (c)(d)		170	265,413

Chemicals - 3.1%	American Pacific Corp., 9.00%, 2/01/15		400	373,000
	Ames True Temper, Inc., 4.28%, 1/15/12 (e)		1,070	944,275
	Huntsman International LLC, 6.88%, 11/15/13 (b)	EUR	130	176,657
	Huntsman International LLC, 5.50%, 6/30/16 (b)	USD	255	221,212
	Innophos, Inc., 8.88%, 8/15/14		1,170	1,193,400
	MacDermid, Inc., 9.50%, 4/15/17 (b)		555	549,450

				3,457,994

Commercial Services & Supplies - 3.2%	ACCO Brands Corp., 10.63%, 3/15/15 (b)		120	129,450
	ISS Financing, 11.00%, 6/15/14	EUR	105	170,014
	International Lease Finance Corp., 5.63%, 9/20/13	USD	65	51,155
	International Lease Finance Corp., 5.65%, 6/01/14		360	274,241
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		275	296,312

BlackRock High Income Shares (HIS)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Scientific Games International, Inc., 9.25%, 6/15/19	USD	390	$405,113
	Waste Services, Inc., 9.50%, 4/15/14		800	820,000
	West Corp., 9.50%, 10/15/14		470	458,250
	West Corp., 11.00%, 10/15/16		1,015	1,022,612

				3,627,147

Construction Materials - 0.9%	Nortek, Inc., 10.00%, 12/01/13		960	984,000

Consumer Finance - 1.7%	Ford Motor Credit Co. LLC, 8.63%, 11/01/10		140	142,959
	Ford Motor Credit Co. LLC, 3.03%, 1/13/12 (e)		145	131,442
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		1,500	1,498,831
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16		100	99,594

				1,872,826

Containers & Packaging - 5.2%	Berry Plastics Corp., 4.17%, 9/15/14 (e)		300	234,000
	Berry Plastics Escrow LLC, 8.88%, 9/15/14 (b)		220	200,750
	Crown Americas LLC, 7.75%, 11/15/15		255	260,100
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	36	55,677
	Graphic Packaging International, Inc., 9.50%, 8/15/13	USD	15	15,375
	Graphic Packaging International, Inc., 9.50%, 6/15/17		355	374,525
	Impress Holdings BV, 3.41%, 9/15/13 (b)(e)		775	727,531
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		2,600	2,652,000
	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	EUR	70	100,904
	Pregis Corp., 12.38%, 10/15/13	USD	1,034	982,300
	Solo Cup Co., 10.50%, 11/01/13 (b)		225	236,813

				5,839,975

Diversified Financial Services - 6.9%	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		240	262,200
	CIT Group Funding Co. of Canada, 4.65%, 7/01/10 (a)(f)		1,185	1,168,539
	CIT Group, Inc., 6.00%, 4/01/36 (a)(f)		190	133,401
	FCE Bank Plc, 7.13%, 1/16/12	EUR	1,300	1,864,170
	FCE Bank Plc, 7.13%, 1/15/13		450	631,776
	GMAC LLC, 7.25%, 3/02/11 (b)	USD	145	141,737
	GMAC LLC, 6.88%, 9/15/11 (b)		300	288,750
	GMAC LLC, 6.00%, 12/15/11 (b)		400	376,500
	GMAC LLC, 6.88%, 8/28/12 (b)		749	709,677
	GMAC LLC, 2.46%, 12/01/14 (b)(e)		356	275,900
	GMAC LLC, 6.75%, 12/01/14 (b)		530	474,350
	GMAC LLC, 8.00%, 11/01/31 (b)		310	265,825
	Leucadia National Corp., 8.13%, 9/15/15		600	607,500
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		575	580,750

				7,781,075

BlackRock High Income Shares (HIS)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Diversified Telecommunication Services - 5.3%	Broadview Networks Holdings, Inc., 11.38%, 9/01/12	USD	480	$446,400
	GCI, Inc., 8.63%, 11/15/19 (b)		600	600,000
	Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		580	609,000
	Qwest Communications International, Inc., 7.50%, 2/15/14		910	900,900
	Qwest Communications International, Inc., 8.00%, 10/01/15 (b)		300	300,000
	Qwest Communications International, Inc., 3.50%, 11/15/25 (c)		530	529,338
	Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		640	633,600
	Qwest Corp., 8.38%, 5/01/16 (b)		350	365,750
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		850	909,500
	Windstream Corp., 8.13%, 8/01/13		285	291,413
	Windstream Corp., 8.63%, 8/01/16		315	317,363

				5,903,264

Electric Utilities - 1.3%	Elwood Energy LLC, 8.16%, 7/05/26		420	376,456
	NSG Holdings LLC, 7.75%, 12/15/25 (b)		565	505,675
	Salton Sea Funding Corp., Series E, 8.30%, 5/30/11		549	573,826

				1,455,957

Electronic Equipment, Instruments & Components - 0.1%	Jabil Circuit, Inc., 7.75%, 7/15/16		140	144,200

Energy Equipment & Services - 1.3%	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15		135	133,650
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		220	217,525
	North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		255	265,838
	North American Energy Partners, Inc., 8.75%, 12/01/11		810	801,900

				1,418,913

Food & Staples Retailing - 0.5%	Duane Reade, Inc., 11.75%, 8/01/15 (b)		80	86,200
	Rite Aid Corp., 9.75%, 6/12/16		195	210,600
	Rite Aid Corp., 10.25%, 10/15/19 (b)		235	239,113

				535,913

Food Products - 0.3%	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		330	345,675

Health Care Equipment & Supplies - 1.2%	DJO Finance LLC, 10.88%, 11/15/14		800	842,000
	Hologic, Inc., 2.00%, 12/15/37 (c)(g)		680	550,800

				1,392,800

Health Care Providers & Services - 1.1%	Community Health Systems, Inc., Series WI, 8.88%, 7/15/15		95	96,900
	LifePoint Hospitals, Inc., 3.50%, 5/15/14 (c)		50	44,688
	Tenet Healthcare Corp., 9.00%, 5/01/15 (b)		637	673,628
	Tenet Healthcare Corp., 10.00%, 5/01/18 (b)		257	285,913

BlackRock High Income Shares (HIS)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Vanguard Health Holding Co. I, LLC, 11.25%, 10/01/15	USD	95	$99,750

				1,200,879

Hotels, Restaurants & Leisure - 1.7%	American Real Estate Partners LP, 7.13%, 2/15/13		850	833,000
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(f)		649	135,479
	MGM Mirage, 11.13%, 11/15/17 (b)		390	427,050
	Mashantucket Western Pequot Tribe, Series A, 8.50%, 11/15/15 (b)		100	24,000
	Scientific Games Corp., 0.75%, 12/01/24 (c)(g)		140	139,125
	Travelport LLC, 4.88%, 9/01/14 (e)		75	63,000
	Travelport LLC, 9.88%, 9/01/14		100	100,000
	Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(f)		215	806
	Virgin River Casino Corp., 9.00%, 1/15/12 (a)(f)		585	119,925

				1,842,385

Household Durables - 1.9%	Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		605	653,400
	Jarden Corp., 8.00%, 5/01/16		190	195,700
	K Hovnanian Enterprises, Inc., 10.63%, 10/15/16 (b)		360	367,200
	KB Home, 6.38%, 8/15/11		15	15,037
	KB Home, 9.10%, 9/15/17		100	104,000
	Standard Pacific Corp., 6.25%, 4/01/14		50	44,125
	Standard Pacific Corp., 7.00%, 8/15/15		95	83,838
	Standard Pacific Escrow LLC, 10.75%, 9/15/16 (b)		615	608,850

				2,072,150

IT Services - 2.2%	Alliance Data Systems Corp., 1.75%, 8/01/13 (c)		660	645,975
	First Data Corp., 9.88%, 9/24/15		75	66,750
	First Data Corp., 11.25%, 3/31/16		980	808,500
	iPayment, Inc., 9.75%, 5/15/14		335	253,763
	iPayment Investors LP, 12.75%, 7/15/14 (b)(h)		1,705	681,902

				2,456,890

Independent Power Producers & Energy Traders - 3.2%	AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		290	249,400
	AES Red Oak LLC, Series B, 9.20%, 11/30/29		1,250	1,137,500
	Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		600	603,000
	Energy Future Holdings Corp., 11.25%, 11/01/17 (h)		1,682	1,051,412
	NRG Energy, Inc., 7.25%, 2/01/14		100	100,875
	NRG Energy, Inc., 7.38%, 2/01/16		370	368,150
	Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (h)		85	53,806
	Texas Competitive Electric Holdings Co. LLC, Series B, 10.25%, 11/01/15		85	60,350

				3,624,493

BlackRock High Income Shares (HIS)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Industrial Conglomerates - 2.2%	Sequa Corp., 11.75%, 12/01/15 (b)	USD	1,060	$943,400
	Sequa Corp., 13.50%, 12/01/15 (b)(h)		1,712	1,489,239

				2,432,639

Insurance - 0.9%	Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		800	788,000
	USI Holdings Corp., 4.15%, 11/15/14 (b)(e)		310	246,450

				1,034,450

Internet & Catalog Retail - 0.2%	NetFlix, Inc., 8.50%, 11/15/17 (b)		165	169,125

Leisure Equipment & Products - 0.3%	Brunswick Corp., 11.25%, 11/01/16 (b)		185	206,737
	Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)(i)		130	132,437

				339,174

Life Sciences Tools & Services - 0.1%	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 (b)		100	104,250

Machinery - 2.8%	AGY Holding Corp., 11.00%, 11/15/14		890	725,350
	Navistar International Corp., 3.00%, 10/15/14 (c)		230	216,775
	Navistar International Corp., 8.25%, 11/01/21		500	491,250
	RBS Global, Inc., 9.50%, 8/01/14 (b)		99	98,505
	RBS Global, Inc., 8.88%, 9/01/16		295	255,175
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		1,720	1,350,200

				3,137,255

Marine - 1.0%	Horizon Lines, Inc., 4.25%, 8/15/12 (c)		700	553,000
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		194	190,847
	Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		240	246,000
	Trico Shipping AS, 11.88%, 11/01/14 (b)		155	157,131

				1,146,978

Media - 11.4%	Affinion Group, Inc., 10.13%, 10/15/13		1,220	1,244,400
	CCO Holdings LLC, 8.75%, 11/15/13		515	567,144
	CMP Susquehanna Corp., 3.52%, 5/15/14 (b)		69	1,380
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)		180	189,225
	Charter Communications Holdings II, LLC, 13.50%, 11/30/16		457	542,859
	Charter Communications Operating, LLC, 10.38%, 4/30/14 (b)		30	30,525
	EchoStar DBS Corp., 7.00%, 10/01/13		192	192,000
	Harland Clarke Holdings Corp., 6.00%, 5/15/15 (e)		160	131,600
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		190	178,362
	Intelstat Corp., 9.25%, 6/15/16		860	868,600
	Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		130	131,300
	Liberty Global, Inc., 4.50%, 11/15/16 (b)(c)		280	276,850
	Lighthouse International Co. SA, 8.00%, 4/30/14	EUR	50	44,671

BlackRock High Income Shares (HIS)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Lighthouse International Co. SA, 8.00%, 4/30/14 (b)	EUR	100	$89,342
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17	USD	250	150,000
	Network Communications, Inc., 10.75%, 12/01/13		830	334,075
	Nielsen Finance LLC, 11.63%, 2/01/14		110	118,250
	Nielsen Finance LLC, 10.00%, 8/01/14		850	877,625
	ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(c)(f)		1,427	1,356,036
	Rainbow National Services LLC, 10.38%, 9/01/14 (b)		1,813	1,899,117
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		1,640	1,521,100
	UPC Germany GmbH, 8.13%, 12/01/17 (b)		300	300,000
	UPC Holding BV, 9.88%, 4/15/18 (b)		300	312,000
	Unitymedia GmbH, 9.63%, 12/01/19	EUR	465	690,364
	Unitymedia Hessen GmbH, 8.13%, 12/01/17		325	482,513
	Virgin Media, Inc., 6.50%, 11/15/16 (b)(c)	USD	200	232,500

				12,761,838

Metals & Mining - 3.6%	Aleris International, Inc., 9.00%, 12/15/14 (a)(f)		200	750
	Aleris International, Inc., 10.00%, 12/15/16 (a)(f)		680	2,550
	Drummond Co., Inc., 9.00%, 10/15/14 (b)		400	408,000
	Drummond Co., Inc., 7.38%, 2/15/16 (b)		105	98,962
	FMG Finance Property Ltd., 10.00%, 9/01/13 (b)		240	250,800
	FMG Finance Property Ltd., 10.63%, 9/01/16 (b)		735	801,150
	Murray Energy Corp., 10.25%, 10/15/15 (b)		395	387,100
	Novelis, Inc., 11.50%, 2/15/15 (b)		325	338,000
	Ryerson, Inc., 7.66%, 11/01/14 (e)		180	158,850
	Ryerson, Inc., 12.00%, 11/01/15		100	101,750
	Steel Dynamics, Inc., 7.38%, 11/01/12		380	379,050
	Teck Resources Ltd., 10.25%, 5/15/16		145	163,850
	Teck Resources Ltd., 10.75%, 5/15/19		550	642,125
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)		295	292,788

				4,025,725

Multiline Retail - 0.3%	Dollar General Corp., 10.63%, 7/15/15		115	125,350
	Dollar General Corp., 11.88%, 7/15/17 (h)		65	72,638
	Saks, Inc., 9.88%, 10/01/11		140	144,900

				342,888

Oil, Gas & Consumable Fuels - 7.5%	Arch Coal, Inc., 8.75%, 8/01/16 (b)		145	149,350
	Atlas Energy Operating Co. LLC, 12.13%, 8/01/17		225	251,437
	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		120	130,500
	Berry Petroleum Co., 8.25%, 11/01/16		275	268,125
	Bill Barrett Corp., 9.88%, 7/15/16		115	121,325
	Chesapeake Energy Corp., 6.38%, 6/15/15		350	325,500
	Chesapeake Energy Corp., 6.63%, 1/15/16		235	220,900
	Chesapeake Energy Corp., 2.25%, 12/15/38 (c)		375	277,969
	Connacher Oil and Gas Ltd., 11.75%, 7/15/14 (b)		85	92,650

BlackRock High Income Shares (HIS)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)	USD	520	$449,800
	Corral Finans AB, 5.28%, 4/15/10 (b)(h)		760	627,578
	Denbury Resources, Inc., 7.50%, 12/15/15		75	74,437
	EXCO Resources, Inc., 7.25%, 1/15/11		580	577,100
	Encore Acquisition Co., 6.00%, 7/15/15		130	129,675
	Forest Oil Corp., 7.25%, 6/15/19		515	487,962
	Massey Energy Co., 3.25%, 8/01/15 (c)		845	697,125
	OPTI Canada, Inc., 9.00%, 12/15/12 (b)		630	628,425
	OPTI Canada, Inc., 8.25%, 12/15/14		310	248,000
	PetroHawk Energy Corp., 10.50%, 8/01/14		275	297,688
	PetroHawk Energy Corp., 7.88%, 6/01/15		210	209,475
	Range Resources Corp., 8.00%, 5/15/19		200	209,000
	Sabine Pass LNG LP, 7.50%, 11/30/16		210	174,300
	SandRidge Energy, Inc., 9.88%, 5/15/16 (b)		200	205,000
	SandRidge Energy, Inc., 8.00%, 6/01/18 (b)		455	428,837
	Whiting Petroleum Corp., 7.25%, 5/01/13		1,155	1,160,775

				8,442,933

Paper & Forest Products - 4.2%	Boise Paper Holdings LLC, 9.00%, 11/01/17 (b)		180	183,600
	Clearwater Paper Corp., 10.63%, 6/15/16 (b)		185	203,500
	Domtar Corp., 7.88%, 10/15/11		7	7,280
	Georgia-Pacific Corp., 8.13%, 5/15/11		75	78,937
	Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		755	800,300
	NewPage Corp., 10.00%, 5/01/12		365	235,425
	NewPage Corp., 11.38%, 12/31/14 (b)		2,740	2,698,900
	Norske Skog Canada Ltd., 7.38%, 3/01/14		175	105,000
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		160	174,400
	Verso Paper Holdings LLC, Series B, 4.03%, 8/01/14 (e)		130	97,500
	Verso Paper Holdings LLC, Series B, 9.13%, 8/01/14		175	161,000

				4,745,842

Pharmaceuticals - 1.1%	Angiotech Pharmaceuticals, Inc., 4.01%, 12/01/13 (e)		710	585,750
	Elan Corp. Plc, 8.75%, 10/15/16 (b)		345	324,300
	Elan Finance Plc, 8.88%, 12/01/13		75	73,500
	Valeant Pharmaceuticals International, 8.38%, 6/15/16 (b)		260	267,800

				1,251,350

Professional Services - 0.2%	FTI Consulting, Inc., 7.75%, 10/01/16		275	271,219

Real Estate Management & Development - 0.6%	Realogy Corp., 10.50%, 4/15/14		285	229,425
	Realogy Corp., 12.38%, 4/15/15		769	484,470

				713,895

Semiconductors & Semiconductor Equipment - 0.9%	Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		435	410,531
	Spansion, Inc., 3.79%, 6/01/13 (a)(b)(f)		550	572,000

				982,531

Software - 0.0%	BMS Holdings, Inc., 8.35%, 2/15/12 (b)(e)(h)		218	4,359

BlackRock High Income Shares (HIS)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Specialty Retail - 2.0%	Asbury Automotive Group, Inc., 7.63%, 3/15/17	USD	240	$219,600
	General Nutrition Centers, Inc., 10.75%, 3/15/15		895	908,425
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (c)(g)		470	344,863
	Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (a)(f)		2,275	22,750
	Limited Brands, Inc., 8.50%, 6/15/19 (b)		70	73,850
	United Auto Group, Inc., 7.75%, 12/15/16		710	686,925

				2,256,413

Textiles, Apparel & Luxury Goods - 0.4%	Levi Strauss & Co., 8.63%, 4/01/13	EUR	150	219,601
	Quiksilver, Inc., 6.88%, 4/15/15	USD	350	267,750

				487,351

Thrifts & Mortgage Finance - 0.5%	Residential Capital Corp., 8.38%, 6/30/10		1,030	597,400

Trading Companies & Distributors - 0.2%	United Rentals North America, Inc., 9.25%, 12/15/19		270	265,275

Wireless Telecommunication Services - 5.6%	Cricket Communications, Inc., 9.38%, 11/01/14		880	847,000
	Cricket Communications, Inc., 10.00%, 7/15/15		630	611,100
	Digicel Group Ltd., 8.88%, 1/15/15 (b)		690	669,300
	Digicel Group Ltd., 9.13%, 1/15/15 (b)(h)		1,320	1,273,800
	FiberTower Corp., 11.00%, 11/15/12 (c)(g)(h)		334	282,986
	iPCS, Inc., 2.41%, 5/01/13 (e)		330	291,225
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		1,035	1,037,587
	Nextel Communications, Inc., Series D, 7.38%, 8/01/15		60	55,500
	Nextel Communications, Inc., Series E, 6.88%, 10/31/13		730	693,500
	Nextel Communications, Inc., Series F, 5.95%, 3/15/14		50	45,250
	Sprint Capital Corp., 6.88%, 11/15/28		640	480,000

				6,287,248

	Total Corporate Bonds - 93.5%			104,873,210

	Floating Rate Loan Interests (e)

Aerospace & Defense - 0.1%	Hawker Beechcraft, Term Loan B, 10.50%, 3/26/14		150	146,062

Auto Components - 1.6%	Allison Transmission, Inc., Term Loan, 2.99% -3.04%, 8/07/14		1,033	904,026
	Dana Holding Corp., Term Advance, 7.25%, 1/31/15		1,027	916,624

				1,820,650

Building Products - 1.2%	CPG International I Inc., Term Loan, 5.26%, 2/28/11		1,481	1,333,040

Chemicals - 0.6%	PQ Corp. (fka Niagara Acquisition, Inc.), Loan (Second Lien), 6.74%, 7/30/15		550	450,604
	Solutia Inc., Loan, 7.25%, 2/28/14		166	168,380

				618,984

BlackRock High Income Shares (HIS)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (e)		Par (000)	Value

Consumer Finance - 1.0%	Chrysler Financial Corp., Return of Capital, 4.25%, 8/03/12	USD	475	$453,744
	DaimlerChrysler Financial Services Americas LLC Term Loan (First Lien), 4.24%, 8/03/12		700	672,583

				1,126,327

Diversified Financial Services - 1.0%	CIT Group, Term Loan A, 9.50%, 1/20/12		1,048	1,062,847

Diversified Retail - 0.1%	Claire’s Stores, Term Loan B, 3.03%, 5/29/14		135	104,863

Diversified Telecommunication Services - 0.8%	Wind Finance SL SA, Facility (Second Lien), 7.68%, 12/17/14	EUR	600	906,216

Food & Staples Retailing - 0.6%	Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	USD	600	617,000

Health Care Providers & Services - 2.1%	HCA Inc., Tranche A-1 Term Loan, 1.78%, 11/17/12		2,200	2,043,053
	Rotech Healthcare Inc., Term Loan, 6.28%, 9/26/11		378	315,610

				2,358,663

Hotels, Restaurants & Leisure - 1.6%	Travelport LLC (fka Travelport Inc.), Loan, 8.28%, 3/27/12 (h)		2,045	1,820,102

Independent Power Producers & Energy Traders - 1.3%	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan, 3.74% -3.78%, 10/10/14		541	403,142
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-3 Term Loan, 3.74% -3.78%, 10/10/14		1,470	1,085,758

				1,488,900

Machinery - 0.3%	Accuride Debtor In Possession, Term Loan, 10.00%, 10/07/10		112	112,000
	Navistar Financial Corp., Tranche A Term Loan, 2.25%, 3/27/10		249	245,297

				357,297

Media - 2.5%	Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		741	728,590
	HMH Publishing Co. Ltd., Mezzanine, 17.50%, 11/14/14 (h)		169	33,762
	HMH Publishing Co. Ltd., Tranche A Term Loan, 5.28%, 6/12/14		1,103	936,332
	Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		700	732,667
	Virgin Media Investment Holdings Ltd., C Facility, 4.19%, 7/17/13	GBP	120	183,318
	World Color Press Inc. and World Color (USA) Corp. (fka Quebecor World Inc.), Advance, 9.00%, 7/23/12	USD	200	200,138

				2,814,807

Multiline Retail - 0.0%	The Neiman Marcus Group Inc., Term Loan, 2.24% - 2.32%, 4/06/13		60	50,615

BlackRock High Income Shares (HIS)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (e)		Par (000)		Value

Oil, Gas & Consumable Fuels - 0.7%	Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18 (h)	USD	1,022		$766,882

Paper & Forest Products - 0.1%	Verso Paper Finance Holdings LLC, Loan, 6.53% - 7.28%, 2/01/13		459		165,288

Real Estate Management & Development - 0.5%	Realogy Corp., Second Lien Term Loan, 13.50%, 10/15/17		500		514,750

Semiconductors & Semiconductor Equipment - 0.1%	Freescale Semiconductor, Inc., Term Loan B, 1.99%, 12/02/13		100		81,542

	Total Floating Rate Loan Interests -16.2%				18,154,835

	Other Interests (j)		Beneficial Interest (000)

Auto Components - 0.2%	Delphi Debtor in Possession Hold Co. LLP, Class B Membership Interests		—	(k)	213,100
	Lear Corp. Escrow	USD	180		2

					213,102

Health Care Providers & Services - 0.0%	Critical Care Systems International, Inc.		5		953

	Total Other Interests - 0.2%				214,055

	Preferred Stocks		Shares

Containers & Packaging - 0.2%	Smurfit-Stone Container Corp., 7.00% (c)(h)		30,000		207,000

Diversified Financial Services - 0.2%	GMAC, Inc., 7.00% (b)		280		169,409

Independent Power Producers & Energy Traders - 0.5%	NTG Energy, Inc., 4.00% (c)		500		598,750

Media - 0.1%	CMP Susquemanna Radio Holdings Corp., 0.00% (a)(b)(e)		16,138		—
	Emmis Communications Corp., Class A, 6.25% (c)		10,300		141,934

					141,934

	Total Preferred Stocks - 1.0%				1,117,093

	Warrants (l)

Auto Components - 0.0%	Lear Corp. (expires 11/09/14)		705		43,390

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19) (b)		18,441		—

Oil, Gas & Consumable Fuels - 0.0%	Turbo Cayman Ltd. (No Expiration)		1		—

	Total Warrants - 0.0%				43,390

	Total Long-Term Investments (Cost - $130,962,421) - 111.6%				125,155,187

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (m)(n)		1,627,644		1,627,644

	Total Short-Term Securities (Cost - $1,627,644) - 1.4%				1,627,644

	Total Investments (Cost - $132,590,065*) - 113.0%				126,782,831

	Liabilities in Excess of Other Assets - (13.0)%				(14,619,165)

	Net Assets - 100.0%				$112,163,666

BlackRock High Income Shares (HIS)
Schedule of Investments November 30, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$132,963,915

Gross unrealized appreciation	$6,116,065
Gross unrealized depreciation	(12,297,149)

Net unrealized depreciation	$(6,181,084)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Convertible security.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares. (i) When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Market Value	Unrealized Appreciation

JPMorgan Chase Bank NA	$132,437	$4,043

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Amount is less than $1,000.

(l)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income

BlackRock Liquidity Funds, TempFund, Institutional Class	USD	377,450	$674

(n)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of November 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	5,961,581	EUR	3,989,500	Citibank NA	1/20/10	$(27,769)
USD	172,173	GBP	102,500	Citibank NA	1/27/10	3,615

Total						$(24,154)

•	Currency Abbreviations:

EUR Euro
GBP British Pound
USD US Dollar

BlackRock High Income Shares (HIS)
Schedule of Investments November 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Common Stocks	$752,604
Preferred Stocks	348,934
Short-Term Securities	1,627,644

Total Level 1	2,729,182

Level 2
Long-Term Investments:
Corporate Bonds	102,507,343
Floating Rate Loan Interests	9,073,313
Preferred Stocks	768,159
Warrants	43,390

Total Level 2	112,392,205

Level 3
Long-Term Investments:
Corporate Bonds	2,365,867
Floating Rate Loan Interests	9,081,522
Other Interests	214,055

Total Level 3	11,661,444

Total	$126,782,831

BlackRock High Income Shares (HIS)
Schedule of Investments November 30, 2009 (Unaudited)

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$3,615	$(27,769)
Level 3	—	—

Total	$3,615	$(27,769)

[1]	Other financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Valuation Inputs	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total

Balance, as of August 31, 2009	$2,463,780	$8,875,772	$953	$11,340,505
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	116,014	(1,845,574)	—	(1,729,560)
Change in unrealized appreciation/depreciation[2]	1,091,882	4,084,625	—	5,176,507
Net purchases (sales)	(259,409)	(1,707,056)	—	(1,966,465)
Net transfers in/out of Level 3	(1,046,400)	(326,245)	213,102	(1,159,543)

Balance, as of November 30, 2009	$2,365,867	$9,081,522	$214,055	$11,661,444

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was $4,567,467.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Shares

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock High Income Shares

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock High Income Shares

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Shares

Date: January 22, 2010